UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	04/19/2011
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: 142582 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     2054 18775.000SH       SOLE                18675.000           100.000
AMERICAN INTERNATIONAL GROUP C COM              026874784     2645 75250.000SH       SOLE                75250.000
APPLE INC                      COM              037833100     2597 7450.000 SH       SOLE                 7300.000           150.000
AT&T Inc.                      COM              00206R102     1810 59125.000SH       SOLE                59025.000           100.000
BAIDU                          COM              056752108     3446 25000.000SH       SOLE                25000.000
BANK OF AMERICA CORP           COM              060505104     1777 133300.000SH      SOLE               132350.000           950.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     3384   27.000 SH       SOLE                   27.000
CALLON PETROLEUM CO            COM              13123X102      781 100500.000SH      SOLE               100500.000
CHESAPEAKE ENERGY CORP         COM              165167107     2146 64000.000SH       SOLE                64000.000
CITIGROUP                      COM              172967101     1763 398650.001SH      SOLE               398650.001
COMERICA INC COM               COM              200340107     1357 36950.000SH       SOLE                36950.000
CONOCOPHILLIPS                 COM              20825C104     2535 31736.000SH       SOLE                31696.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     2019 63300.000SH       SOLE                63300.000
DOMINOS PIZZA INC              COM              25754A201     2194 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108     1395 22100.000SH       SOLE                22100.000
ENSCO PLC                      COM              29358Q109     2274 39306.000SH       SOLE                39306.000
EXXON MOBIL CORP COM           COM              30231G102      781 9277.000 SH       SOLE                  977.000          8300.000
FANNIE MAE                     COM              313586109        9 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        6 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100     1605 115500.000SH      SOLE               115500.000
FORD MOTOR COMPANY             COM              345370860     2963 198721.000SH      SOLE               198721.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2008 36140.000SH       SOLE                36000.000           140.000
GENERAL ELEC CO COM            COM              369604103     2548 127046.000SH      SOLE               126271.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104      635 4000.000 SH       SOLE                 4000.000
GOOGLE                         COM              38259P508     2040 3476.000 SH       SOLE                 3476.000
HARTFORD FINANCIAL SVCS GROUP  COM              416515104      539 20000.000SH       SOLE                20000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1186 9600.000 SH       SOLE                 9600.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      530 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      706 22500.000SH       SOLE                22500.000
LAS VEGAS SANDS CORP           COM              517834107     1774 42000.000SH       SOLE                42000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      887 85630.000SH       SOLE                85630.000
MEDTRONIC INC COM              COM              585055106     2381 60500.000SH       SOLE                60350.000           150.000
MERCK & CO INC COM             COM              58933Y105     1762 53372.000SH       SOLE                53187.000           185.000
MGM RESORTS INTERNATIONAL      COM              552953101    13081 994750.000SH      SOLE               993400.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     3401 296750.000SH      SOLE               296750.000
MICROSOFT CORP COM             COM              594918104     1579 62246.000SH       SOLE                61996.000           250.000
NEWS CORP -CLASS A             COM              65248E104      791 45000.000SH       SOLE                45000.000
NOBLE CORP                     COM              H5833N103     2511 55040.000SH       SOLE                55040.000
NVIDIA CORP                    COM              67066G104     1422 77000.000SH       SOLE                77000.000
RESEARCH IN MOTION             COM              760975102     7222 127730.000SH      SOLE               127730.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     2262 63650.000SH       SOLE                63500.000           150.000
SPRINT CORP                    COM              852061100     2098 452000.000SH      SOLE               451500.000           500.000
SUPERVALU INC                  COM              868536103     1591 178100.000SH      SOLE               178100.000
ZIMMER HOLDINGS INC            COM              98956P102     2183 36050.000SH       SOLE                36050.000
ENERGY SELECT SPDR                              81369Y506      413     5175 SH       SOLE                     5175               175
RUSSELL 1000 INDEX                              464287622     6148    83227 SH       SOLE                    13452             70355
RUSSELL 1000 VALUE INDEX FUND                   464287598     5916    86150 SH       SOLE                    35370             51260
RUSSELL 2000 SMALL CAP INDEX F                  464287655     4559    54156 SH       SOLE                     8626             45930
RUSSELL 3000 INDEX FUND                         464287689     2006    25305 SH       SOLE                    25305
RUSSELL MIDCAP INDEX FUND                       464287499     8365    76749 SH       SOLE                    30994             46030
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5801   120435 SH       SOLE                    14685            106125
S&P MIDCAP 400/BARRA VALUE                      464287705      407     4718 SH       SOLE                     4718
S&P SMALLCAP 600/BARRA VALUE I                  464287879      212     2775 SH       SOLE                     2255               520
DFA U.S. LARGE CAP VALUE FUND                   233203827     2799 127607.818SH      SOLE                43052.351         84555.467
DFA U.S. SMALL CAP VALUE FUND                   233203819     3702 133050.575SH      SOLE                28262.238        104788.337
MUNROS EUROPEAN MICROCAP FUND  FE                             2980  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             4622  4000000 SH       SOLE                                    4000000